Subsequent Events (Details)														3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Jul. 31, 2025 USD ($)	Apr. 30, 2025 USD ($)	Feb. 07, 2025 USD ($)	Jan. 31, 2025 USD ($)	Jan. 28, 2025 USD ($)	Jan. 07, 2025 USD ($) shares	Jan. 01, 2025 USD ($)	Dec. 20, 2024 USD ($) shares	Dec. 04, 2024 shares	Nov. 13, 2024 USD ($)	Sep. 25, 2024 USD ($)	Jul. 19, 2024 USD ($)	Sep. 30, 2024 $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) shares	Jan. 22, 2025 $ / shares	Nov. 12, 2024 shares	Jul. 01, 2024 shares	Jan. 26, 2024 USD ($)
Subsequent Events [Line Items]
Payment for fee																	$ 1,620
Voting shares (in Shares) | shares														14,761,045
Warrants to purchase (in Shares) | shares															2,186,478
Exercise price (in Dollars per share) | $ / shares														$ 7.81
Exercise prices decrease (in Dollars per share) | $ / shares														0.57
Exercise prices increase (in Dollars per share) | $ / shares														12.73
Proceeds from funding conditions	$ 1,500,000	$ 1,500,000	$ 1,500,000					$ 2,000,000							$ 929,299
Sale of equity shares (in Dollars per share) | $ / shares														$ 1
Maturity date														18 months
additional issued discount per share (in Dollars per share) | $ / shares														$ 0.29
Bears interest														10.00%
Aggregate purchase price																					$ 6,470,000
Common stock, shares issued (in Shares) | shares															21,516,305		2,594,850			302,552
Nasdaq Global Market [Member]
Subsequent Events [Line Items]
Beneficial ownership														18.00%
Common shares [Member]
Subsequent Events [Line Items]
Options to purchase (in Shares) | shares														1,942,127
Common shares [Member] | Nasdaq Global Market [Member]
Subsequent Events [Line Items]
Beneficial ownership														82.00%
Common shares [Member] | Warrant [Member]
Subsequent Events [Line Items]
Warrants to purchase (in Shares) | shares														2,186,498
Distributor Agreement [Member]
Subsequent Events [Line Items]
Accounts Payable																	$ 42,896
Administrative Support Service Agreement [Member]
Subsequent Events [Line Items]
Accounts Payable																	$ 15,240
Braebeacon Holdings Inc [Member]
Subsequent Events [Line Items]
Sale of equity shares (in Dollars per share) | $ / shares														$ 1
Maturity date														18 months
additional issued discount per share (in Dollars per share) | $ / shares														$ 0.29
Bears interest														10.00%
Subsequent Event [Member]
Subsequent Events [Line Items]
administrative sales support services													$ 5,080
Distribution trust shares (in Shares) | shares																			3,536,746
Voting shares (in Shares) | shares							514,579
Aggregate principal amount											$ 6,470,000
principal amount						$ 6,470,000					8,385,000
Original issue discount											1,885,000
Maturity date							90 days
Subsequent Event [Member] | Distributor Agreement [Member]
Subsequent Events [Line Items]
Beneficial ownership													50.00%
Subsequent Event [Member] | Administrative Support Service Agreement [Member]
Subsequent Events [Line Items]
Beneficial ownership													5.00%
Director [Member]
Subsequent Events [Line Items]
Voting shares (in Shares) | shares														1,391,181
Forecast [Member]
Subsequent Events [Line Items]
Proceeds from funding conditions	$ 1,500,000	$ 1,500,000	$ 1,500,000		$ 2,000,000
Forecast [Member] | Market Value of Listed Securities (“MVLS”) [Member]
Subsequent Events [Line Items]
Minimum amount							$ 50,000,000
Forecast [Member] | Chief Executive Officer [Member]
Subsequent Events [Line Items]
Voting shares (in Shares) | shares										1,391,181
Braebeacon [Member]
Subsequent Events [Line Items]
principal amount											8,385,000
Original issue discount											$ 1,885,000
Streeterville Securities Purchase Agreement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Aggregate purchase price									$ 10,000,000
Original issue discount, percentage									7.00%
Accrues interest annual rate, percentage									8.00%
Agreed issue (in Shares) | shares									343,053
Paid initial principal balance									$ 2,000,000
Initial pre-paid principal balance									2,140,000
Initial pre-paid purchase fund									$ 100,000
Subsequent pre-paid purchases, percentage									15.00%
Original principal amount									$ 6,470,000
Paid additional value						600,000
Additional principal balance						642,000
Nasdaq Stock Market LLC [Member] | Forecast [Member]
Subsequent Events [Line Items]
Sale of equity shares (in Dollars per share) | $ / shares																		$ 1
Minimum [Member]
Subsequent Events [Line Items]
Pro rata ratio														1
Sale of equity shares (in Dollars per share) | $ / shares														$ 0.5
Minimum [Member] | Braebeacon Holdings Inc [Member]
Subsequent Events [Line Items]
Sale of equity shares (in Dollars per share) | $ / shares														$ 0.5
Maximum [Member]
Subsequent Events [Line Items]
Pro rata ratio														50
Sale of equity shares (in Dollars per share) | $ / shares														$ 1
Bears interest														22.00%
Maximum [Member] | Braebeacon Holdings Inc [Member]
Subsequent Events [Line Items]
Sale of equity shares (in Dollars per share) | $ / shares														$ 1
Bears interest														22.00%
Maxim Partners LLC [Member] | Forecast [Member]
Subsequent Events [Line Items]
Common stock, shares issued (in Shares) | shares							514,579
Nadir Ali [Member] | Forecast [Member]
Subsequent Events [Line Items]
Payment for fee												$ 15,000
Compensation for fee												325,000
Increase fee from business combination												54,167
Melanie Figueroa [Member] | Forecast [Member]
Subsequent Events [Line Items]
Payment for fee												15,000
Compensation for fee												175,000
Increase fee from business combination												29,167
Wendy Loundermon [Member] | Forecast [Member]
Subsequent Events [Line Items]
Payment for fee												10,000
Compensation for fee												150,000
Increase fee from business combination												$ 25,000
Second Pre-Paid [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Pre-paid security purchase amount.						600,000
Pre paid security purchase smount additional balance.						642,000
Second Pre-Paid [Member] | Secured Promissory Note [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Repayments Of secured debt						90,000
Third Pre-Paid [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Pre-paid security purchase amount.				$ 1,200,000
Pre paid security purchase smount additional balance.				$ 1,285,000
Third Pre-Paid [Member] | Secured Promissory Note [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Repayments Of secured debt						$ 180,000